UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	12/31/18

FORM N-CSR

Item 1.             Reports to Stockholders.

Dreyfus Stock Index Fund, Inc.

ANNUAL REPORT December 31, 2018

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Stock Index Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Stock Index Fund, Inc., covering the 12-month period from January 1, 2018 through December 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period began with major global economies achieving above-trend growth. In the United States, a robust economy and strong labor market encouraged the Federal Reserve to continue moving away from its accommodative monetary policy while other major central banks began to consider monetary tightening. Both U.S. and non-U.S. equity markets remained on an uptrend. Interest rates rose across the yield curve, putting pressure on bond prices.

A few months into the reporting period, global growth trends began to diverge and market volatility returned. While the U.S. economy continued to grow at a healthy rate, other developed markets began to weaken. However, robust growth and strong corporate earnings continued to support U.S. stock returns while other developed markets declined throughout the summer. In the fall, a broad sell-off occurred, partially offsetting earlier U.S. gains. Emerging markets remained under pressure as weakness in their currencies relative to the U.S. dollar added to investors’ uneasiness. Global equities continued their general decline through the end of the period.

Fixed income markets struggled during the first half of the period as interest rates rose and favorable U.S. equity markets fed investor risk appetites. However, in autumn volatility crept in, the yield curve began a flattening trend that continued through the end of December. As long-term debt yields fell, prices rose for many bonds, leading to moderately positive returns for several fixed income market sectors.

Despite continuing political variables, U.S. inflationary pressures and flagging growth rates, we are optimistic that the U.S. economy will remain strong in the near term. However, we remain attentive to signs that point to potential changes on the horizon. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
January 15, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2018 through December 31, 2018, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended December 31, 2018, Dreyfus Stock Index Fund, Inc.’s Initial Shares produced a total return of -4.63%, and its Service Shares produced a total return of -4.85%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, produced a total return of -4.38% for the same period.2,3

U.S. equities lost value over the reporting period amid escalating trade tensions and slowing global economic growth rates. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index. The fund generally invests in all 500 stocks in the Index in proportion to their weighting in the Index. The fund may also use stock index futures contracts whose performance is tied to the Index or invest in exchange-traded funds, typically when the fund’s available cash balances cannot otherwise be efficiently or effectively invested directly.

Positive U.S. Economic Indicators Amid Volatility

A positive economic backdrop supported U.S. equity markets at the start of 2018, including sustained GDP growth, a robust labor market and higher growth forecasts from the Federal Reserve Board (the “Fed”). Enactment of corporate tax cuts as part of major tax reform legislation in late December 2017 sparked additional market gains, driving the Index to new all-time highs in January.

In the first few months of 2018, volatility entered the picture, as concerns over inflation and the potential for trade disputes roiled markets. However, U.S. markets were able to stabilize, and the upward trend continued on the back of continued positive economic data, corporate balance sheet strength and robust consumer spending. However, non-U.S. markets retreated as the rate of economic improvement in areas such as the Eurozone stalled. In late summer, continued political rhetoric in the U.S. regarding trade and midterm elections, as well as concerns over issues abroad in areas such as Italy, Turkey, Argentina and the United Kingdom, weighed on sentiment. Despite strong underlying fundamentals, volatility crept back into the picture in U.S. markets. Firm labor markets, tightening monetary policy and the possibility of slowing growth provoked a defensive posture among investors. In October, markets reversed and started to move lower. Continued worries over rising rates, trade disputes and falling commodity prices pressured equity markets throughout the rest of the period.

In this environment, large-cap stocks generally outperformed their mid- and small-cap counterparts.

Rising U.S. Rates and Trade Concerns Constrain Markets

During the reporting period, the financials, industrials and energy sectors underperformed the broader market. In the financials sector, banks were the biggest detractor. For the majority of the year, rising U.S. rates reduced revenue from new auto and home loans. Heavy demand over the

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

last several years has left the market saturated and demand has slowed, both in the U.S. and overseas. In addition, a flattening yield curve has also made lending less profitable. In industrials, slowdowns in global demand due to slowing growth and trade issues depressed stocks in many industries. Industrial conglomerates, such as General Electric, whose stock price dropped throughout the reporting period, was the worst performing industry. Machinery companies were also under pressure because of trade tensions, rising costs of raw materials, and revenue delays caused by labor shortages, which delayed the completion of projects. The cost of labor and materials has also increased due to tariffs. The energy sector fell in the latter portion of the year as a supply glut concerned investors.

Conversely, health care stocks posted positive returns for the reporting period. Medical device companies have benefited from merger and acquisition activity within the industry. Health insurance companies also performed well, as the rate of health care costs has typically risen less than these companies’ models predicted, resulting in cost savings. Pharmaceutical companies also tended to perform well. Many benefited from repatriation of overseas assets made possible by the 2017 tax overhaul. The funds were used to buy back stock, bolstering prices. The information technology sector also produced positive returns for the period, led by software developers. Investors also appeared to favor profitable companies with sustainable growth rates and low costs. Consumer discretionary stocks in the internet and direct retailing industry fared well, particularly Amazon.com, which achieved strong holiday sales and continues to expand its cloud computing business. Strong consumer spending in the U.S. also helped to support revenues for the online retail portion of the business.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economic recovery remains intact, supported by a strong labor market and sound corporate balance sheets. However, the market’s currently constructive conditions could be undermined by unexpected political and economic developments. As always, we have continued to monitor the factors considered by the fund’s investments.

January 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500™,”and “S&P 500®” are trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Stock Index Fund, Inc. made available through insurance products may be similar to those of other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

FUND PERFORMANCE (Unaudited)

Comparison of change in value of $10,000 investment in Dreyfus Stock Index Fund, Inc. Initial shares and Service shares and the S&P 500® Index (the “Index”)

† Source: Lipper Inc.

Past performance is not predictive of future performance. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Stock Index Fund, Inc. on 12/31/08 to a $10,000 investment made in the Index on that date.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 12/31/18
	1 Year	5 Years	10 Years
Initial shares	-4.63%	8.23%	12.86%
Service shares	-4.85%	7.96%	12.58%
S&P 500® Index	-4.38%	8.49%	13.11%

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to Dreyfus.com for the fund’s most recent month-end returns.

The fund’s Initial shares are not subject to a Rule 12b-1 fee. The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from July 1, 2018 to December 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2018
	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.31	$2.53
Ending value (after expenses)	$930.30	$929.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2018
	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.38	$2.65
Ending value (after expenses)	$1,023.84	$1,022.58

† Expenses are equal to the fund’s annualized expense ratio of .27% for Initial shares and .52% for Service shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
December 31, 2018

Description	Shares		Value ($)
Common Stocks - 98.1%
Automobiles & Components - .5%
Aptiv	27,540		1,695,638
BorgWarner	21,536		748,161
Ford Motor	410,883		3,143,255
General Motors	136,939		4,580,610
Goodyear Tire & Rubber	27,228		555,723
Harley-Davidson	16,816	[a]	573,762
			11,297,149
Banks - 5.6%
Bank of America	963,250		23,734,480
BB&T	80,726		3,497,050
Citigroup	258,047		13,433,927
Citizens Financial Group	49,555		1,473,270
Comerica	17,677		1,214,233
Fifth Third Bancorp	71,506		1,682,536
First Republic Bank	17,255		1,499,459
Huntington Bancshares	114,710		1,367,343
JPMorgan Chase & Co.	350,715		34,236,798
KeyCorp	109,004		1,611,079
M&T Bank	14,930		2,136,931
People's United Financial	36,707		529,682
PNC Financial Services	48,909		5,717,951
Regions Financial	114,203		1,528,036
SunTrust Banks	47,924		2,417,287
SVB Financial Group	5,592	[b]	1,062,033
U.S. Bancorp	161,469		7,379,133
Wells Fargo & Co.	447,340		20,613,427
Zions Bancorp	19,887		810,196
			125,944,851
Capital Goods - 6.3%
3M	61,400		11,699,156
A.O. Smith	15,791		674,276
Allegion	9,632	[a]	767,767
AMETEK	23,892		1,617,488
Arconic	44,618		752,259
Boeing	55,702		17,963,895
Caterpillar	62,148		7,897,146
Cummins	15,588		2,083,180
Deere & Co.	33,569		5,007,488
Dover	15,953		1,131,865
Eaton	45,496		3,123,755
Emerson Electric	65,557		3,917,031

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Capital Goods - 6.3% (continued)
Fastenal	30,349	[a]	1,586,949
Flowserve	14,740		560,415
Fluor	15,662		504,316
Fortive	31,161		2,108,353
Fortune Brands Home & Security	14,389		546,638
General Dynamics	29,075		4,570,881
General Electric	917,030		6,941,917
Harris	12,667		1,705,612
Honeywell International	77,719		10,268,234
Huntington Ingalls Industries	4,436		844,215
Illinois Tool Works	32,675		4,139,596
Ingersoll-Rand	25,714		2,345,888
Jacobs Engineering Group	12,016		702,455
Johnson Controls International	98,578		2,922,838
L3 Technologies	8,248		1,432,348
Lockheed Martin	26,130		6,841,879
Masco	33,139		968,984
Northrop Grumman	18,175		4,451,057
PACCAR	37,306		2,131,665
Parker-Hannifin	13,910		2,074,537
Pentair	17,318		654,274
Quanta Services	14,905		448,641
Raytheon	30,039		4,606,481
Rockwell Automation	13,208		1,987,540
Roper Technologies	10,919		2,910,132
Snap-on	5,870		852,852
Stanley Black & Decker	16,067		1,923,863
Textron	25,617		1,178,126
TransDigm Group	5,174	[b]	1,759,470
United Rentals	9,054	[b]	928,307
United Technologies	85,195		9,071,564
W.W. Grainger	4,891	[a]	1,381,023
Xylem	18,569		1,238,924
			143,225,280
Commercial & Professional Services - .7%
Cintas	9,120		1,532,069
Copart	21,444	[b]	1,024,594
Equifax	12,610		1,174,369
IHS Markit	37,761	[b]	1,811,395
Nielsen Holdings	35,836		836,054
Republic Services	23,403		1,687,122
Robert Half International	13,535		774,202
Rollins	15,217	[a]	549,334

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Commercial & Professional Services - .7% (continued)
Verisk Analytics	17,503	[b]	1,908,527
Waste Management	41,738		3,714,265
			15,011,931
Consumer Durables & Apparel - 1.1%
Capri Holdings	15,344		581,844
D.R. Horton	34,986		1,212,615
Garmin	12,799		810,433
Hanesbrands	37,444	[a]	469,173
Hasbro	11,912		967,850
Leggett & Platt	14,780	[a]	529,715
Lennar, Cl. A	31,005		1,213,846
Mattel	36,699	[a,b]	366,623
Mohawk Industries	6,520	[b]	762,579
Newell Brands	44,457	[a]	826,456
NIKE, Cl. B	133,978		9,933,129
PulteGroup	27,277		708,929
PVH	8,418		782,453
Ralph Lauren	5,533		572,444
Tapestry	29,459		994,241
Under Armour, Cl. A	18,658	[b]	329,687
Under Armour, Cl. C	18,788	[a,b]	303,802
VF	34,477		2,459,589
Whirlpool	6,813		728,105
			24,553,513
Consumer Services - 1.8%
Carnival	41,869		2,064,142
Chipotle Mexican Grill	2,666	[b]	1,151,152
Darden Restaurants	13,349		1,333,031
H&R Block	22,489	[a]	570,546
Hilton Worldwide Holdings	31,725		2,277,855
Marriott International, Cl. A	29,991		3,255,823
McDonald's	81,231		14,424,189
MGM Resorts International	54,336		1,318,191
Norwegian Cruise Line Holdings	21,719	[b]	920,668
Royal Caribbean Cruises	18,253		1,784,961
Starbucks	131,744		8,484,314
Wynn Resorts	10,361		1,024,807
Yum! Brands	33,242		3,055,605
			41,665,284
Diversified Financials - 5.3%
Affiliated Managers Group	5,861		571,096
American Express	74,431		7,094,763
Ameriprise Financial	15,211		1,587,572

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Diversified Financials - 5.3% (continued)
Bank of New York Mellon	96,744		4,553,740
Berkshire Hathaway	204,997	[b]	41,856,287
BlackRock	12,829		5,039,488
Capital One Financial	50,303		3,802,404
CBOE Holdings	11,578		1,132,676
Charles Schwab	125,599		5,216,126
CME Group	37,641		7,081,025
Discover Financial Services	35,542		2,096,267
E*TRADE	27,606		1,211,351
Franklin Resources	31,318	[a]	928,892
Goldman Sachs Group	36,718		6,133,742
Intercontinental Exchange	60,270		4,540,139
Invesco	44,311	[a]	741,766
Jefferies Financial Group	29,259		507,936
Moody's	17,795		2,492,012
Morgan Stanley	139,665		5,537,717
MSCI	9,511		1,402,207
Nasdaq	12,326		1,005,432
Northern Trust	23,764		1,986,433
Raymond James Financial	13,695		1,019,045
S&P Global	26,456		4,495,933
State Street	40,422		2,549,416
Synchrony Financial	71,106		1,668,147
T. Rowe Price Group	25,866		2,387,949
			118,639,561
Energy - 5.2%
Anadarko Petroleum	54,515		2,389,938
Apache	40,247		1,056,484
Baker Hughes	53,318		1,146,337
Cabot Oil & Gas	45,295		1,012,343
Chevron	200,761		21,840,789
Cimarex Energy	9,679		596,710
Concho Resources	21,310	[b]	2,190,455
ConocoPhillips	121,479		7,574,216
Devon Energy	49,681		1,119,810
Diamondback Energy	16,113		1,493,675
EOG Resources	60,518		5,277,775
Exxon Mobil	446,043		30,415,672
Halliburton	91,599		2,434,701
Helmerich & Payne	11,028		528,682
Hess	26,203		1,061,222
HollyFrontier	16,704		853,908
Kinder Morgan	197,623		3,039,442

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Energy - 5.2% (continued)
Marathon Oil	90,979		1,304,639
Marathon Petroleum	72,591		4,283,595
National Oilwell Varco	40,448		1,039,514
Newfield Exploration	20,646	[b]	302,670
Noble Energy	51,383		963,945
Occidental Petroleum	79,866		4,902,175
ONEOK	43,548		2,349,415
Phillips 66	44,555		3,838,413
Pioneer Natural Resources	17,974		2,363,940
Schlumberger	145,972		5,266,670
TechnipFMC	46,484		910,157
Valero Energy	44,957		3,370,426
Williams Cos.	128,683		2,837,460
			117,765,178
Food & Staples Retailing - 1.5%
Costco Wholesale	45,890		9,348,252
Kroger	85,034		2,338,435
Sysco	50,883		3,188,329
Walgreens Boots Alliance	85,154		5,818,573
Walmart	150,273		13,997,930
			34,691,519
Food, Beverage & Tobacco - 3.9%
Altria Group	197,336		9,746,425
Archer-Daniels-Midland	59,604		2,441,976
Brown-Forman, Cl. B	17,170		816,949
Campbell Soup	20,563		678,373
Coca-Cola	403,535		19,107,382
Conagra Brands	48,692		1,040,061
Constellation Brands, Cl. A	17,485		2,811,938
General Mills	62,912		2,449,793
Hershey	14,939		1,601,162
Hormel Foods	29,144	[a]	1,243,866
J.M. Smucker	11,568		1,081,492
Kellogg	26,934		1,535,507
Kraft Heinz	64,750		2,786,840
Lamb Weston Holdings	15,271		1,123,335
McCormick & Co.	12,796	[a]	1,781,715
Molson Coors Brewing, Cl. B	19,665		1,104,386
Mondelez International, Cl. A	154,481		6,183,874
Monster Beverage	41,277	[b]	2,031,654
PepsiCo	148,730		16,431,690
Philip Morris International	163,756		10,932,351

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Food, Beverage & Tobacco - 3.9% (continued)
Tyson Foods, Cl. A	30,940		1,652,196
			88,582,965
Health Care Equipment & Services - 6.5%
Abbott Laboratories	184,991		13,380,399
ABIOMED	4,772	[b]	1,551,091
Align Technology	7,629	[b]	1,597,741
AmerisourceBergen	16,608		1,235,635
Anthem	27,178		7,137,758
Baxter International	52,332		3,444,492
Becton Dickinson	27,957		6,299,271
Boston Scientific	144,385	[b]	5,102,566
Cardinal Health	31,567		1,407,888
Centene	21,774	[b]	2,510,542
Cerner	34,998	[b]	1,835,295
Cigna	40,009		7,598,454
Cooper	5,165		1,314,493
CVS Health	136,198		8,923,693
Danaher	64,344		6,635,153
DaVita	13,763	[b]	708,244
Dentsply Sirona	23,770		884,482
Edwards Lifesciences	21,979	[b]	3,366,523
HCA Healthcare	28,133		3,501,152
Henry Schein	15,896	[a,b]	1,248,154
Hologic	29,316	[b]	1,204,888
Humana	14,379		4,119,296
IDEXX Laboratories	9,224	[b]	1,715,848
Intuitive Surgical	11,884	[b]	5,691,485
Laboratory Corporation of America Holdings	10,957	[b]	1,384,527
McKesson	20,906		2,309,486
Medtronic	141,377		12,859,652
Quest Diagnostics	14,077		1,172,192
ResMed	15,225		1,733,671
Stryker	32,409		5,080,111
UnitedHealth Group	101,355		25,249,558
Universal Health Services, Cl. B	8,836		1,029,924
Varian Medical Systems	9,947	[b]	1,127,095
WellCare Health Plans	5,305	[b]	1,252,457
Zimmer Biomet Holdings	21,197		2,198,553
			147,811,769
Household & Personal Products - 1.8%
Church & Dwight	25,840		1,699,238
Clorox	13,577		2,092,759

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Household & Personal Products - 1.8% (continued)
Colgate-Palmolive	91,367		5,438,164
Coty	50,145	[a]	328,951
Estee Lauder, Cl. A	23,710		3,084,671
Kimberly-Clark	36,231		4,128,160
Procter & Gamble	262,443		24,123,761
			40,895,704
Insurance - 2.3%
Aflac	80,592		3,671,772
Allstate	36,043		2,978,233
American International Group	92,618		3,650,075
Aon	25,297		3,677,172
Arthur J. Gallagher & Co.	18,596		1,370,525
Assurant	5,513		493,083
Brighthouse Financial	12,716	[b]	387,584
Chubb	48,398		6,252,054
Cincinnati Financial	15,791		1,222,539
Everest Re Group	4,404		959,015
Hartford Financial Services Group	38,362		1,705,191
Lincoln National	23,336		1,197,370
Loews	28,355		1,290,720
Marsh & McLennan Cos.	53,441		4,261,920
MetLife	103,787		4,261,494
Principal Financial Group	28,084		1,240,470
Progressive	60,815		3,668,969
Prudential Financial	43,822		3,573,684
Torchmark	10,610		790,763
Travelers	27,883		3,338,989
Unum Group	23,602		693,427
Willis Towers Watson	13,744		2,087,164
			52,772,213
Materials - 2.7%
Air Products & Chemicals	23,312		3,731,086
Albemarle	11,143	[a]	858,791
Avery Dennison	8,957		804,607
Ball	36,926		1,697,857
Celanese, Ser. A	14,094	[a]	1,268,037
CF Industries Holdings	25,382		1,104,371
DowDuPont	241,582		12,919,805
Eastman Chemical	15,052		1,100,452
Ecolab	26,706		3,935,129
FMC	13,855		1,024,716
Freeport-McMoRan	153,956		1,587,286
International Flavors & Fragrances	10,443	[a]	1,402,182

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Materials - 2.7% (continued)
International Paper	43,861		1,770,230
Linde	58,023		9,053,909
LyondellBasell Industries, Cl. A	33,480		2,784,197
Martin Marietta Materials	6,493		1,115,952
Mosaic	37,072		1,082,873
Newmont Mining	56,693		1,964,412
Nucor	33,462		1,733,666
Packaging Corporation of America	10,111		843,864
PPG Industries	25,326		2,589,077
Sealed Air	15,944		555,489
Sherwin-Williams	8,713		3,428,217
Vulcan Materials	13,938		1,377,074
WestRock	27,422		1,035,455
			60,768,734
Media & Entertainment - 7.8%
Activision Blizzard	79,579		3,705,994
Alphabet, Cl. A	31,496	[b]	32,912,060
Alphabet, Cl. C	32,415	[b]	33,569,298
CBS, Cl. B	35,072		1,533,348
Charter Communications, Cl. A	18,798	[b]	5,356,866
Comcast, Cl. A	478,914		16,307,022
Discovery Communications, Cl. A	15,796	[b]	390,793
Discovery, Cl. C	38,258	[b]	882,995
DISH Network, Cl. A	24,130	[b]	602,526
Electronic Arts	31,999	[b]	2,525,041
Facebook, Cl. A	252,773	[b]	33,136,013
Interpublic Group of Companies	39,200		808,696
Netflix	45,932	[b]	12,294,159
News Corp., Cl. A	39,914		453,024
News Corp., Cl. B	10,892		125,803
Omnicom Group	23,203	[a]	1,699,388
Take-Two Interactive Software	12,100	[b]	1,245,574
TripAdvisor	11,427	[b]	616,372
Twenty-First Century Fox, Cl. A	110,024		5,294,355
Twenty-First Century Fox, Cl. B	51,714		2,470,895
Twitter	76,394	[b]	2,195,564
Viacom, Cl. B	37,242		957,119
Walt Disney	156,810		17,194,216
			176,277,121
Pharmaceuticals Biotechnology & Life Sciences - 8.7%
AbbVie	158,531		14,614,973
Agilent Technologies	33,657		2,270,501
Alexion Pharmaceuticals	23,177	[b]	2,256,513

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.7% (continued)
Allergan	33,604		4,491,511
Amgen	67,230		13,087,664
Biogen	21,231	[b]	6,388,833
Bristol-Myers Squibb	170,681		8,871,998
Celgene	74,088	[b]	4,748,300
Eli Lilly & Co.	100,023		11,574,662
Gilead Sciences	135,617		8,482,843
Illumina	15,344	[b]	4,602,126
Incyte	18,567	[b]	1,180,676
IQVIA Holdings	17,222	[b]	2,000,680
Johnson & Johnson	282,563		36,464,755
Merck & Co.	274,563		20,979,359
Mettler-Toledo International	2,688	[b]	1,520,279
Mylan	53,390	[b]	1,462,886
Nektar Therapeutics	18,321	[a,b]	602,211
PerkinElmer	11,424	[a]	897,355
Perrigo	12,871		498,751
Pfizer	609,829		26,619,036
Regeneron Pharmaceuticals	8,156	[b]	3,046,266
Thermo Fisher Scientific	42,143		9,431,182
Vertex Pharmaceuticals	27,052	[b]	4,482,787
Waters	7,957	[b]	1,501,088
Zoetis	50,692		4,336,194
			196,413,429
Real Estate - 2.9%
Alexandria Real Estate Equities	11,255	[c]	1,297,026
American Tower	46,076	[c]	7,288,762
Apartment Investment & Management, Cl. A	16,134	[c]	707,960
AvalonBay Communities	14,657	[c]	2,551,051
Boston Properties	16,412	[c]	1,847,171
CBRE Group, Cl. A	33,614	[b]	1,345,905
Crown Castle International	43,842	[c]	4,762,556
Digital Realty Trust	21,727	[c]	2,315,012
Duke Realty	38,113	[c]	987,127
Equinix	8,277	[c]	2,918,139
Equity Residential	39,183	[c]	2,586,470
Essex Property Trust	7,018	[c]	1,720,884
Extra Space Storage	12,919	[c]	1,168,911
Federal Realty Investment Trust	7,719	[c]	911,151
HCP	49,402	[c]	1,379,798
Host Hotels & Resorts	78,594	[c]	1,310,162

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Real Estate - 2.9% (continued)
Iron Mountain	29,726	[c]	963,420
Kimco Realty	44,462	[c]	651,368
Macerich	11,594	[c]	501,788
Mid-America Apartment Communities	12,040	[c]	1,152,228
Prologis	65,652	[c]	3,855,085
Public Storage	15,879	[c]	3,214,068
Realty Income	30,170	[a,c]	1,901,917
Regency Centers	17,954	[c]	1,053,541
SBA Communications	11,899	[b,c]	1,926,329
Simon Property Group	32,297	[c]	5,425,573
SL Green Realty	9,463	[c]	748,334
UDR	27,397	[c]	1,085,469
Ventas	37,210	[c]	2,180,134
Vornado Realty Trust	18,531	[c]	1,149,478
Welltower	39,641	[c]	2,751,482
Weyerhaeuser	79,336	[c]	1,734,285
			65,392,584
Retailing - 6.3%
Advance Auto Parts	7,601		1,196,853
Amazon.com	43,263	[b]	64,979,728
AutoZone	2,668	[b]	2,236,691
Best Buy	24,827		1,314,838
Booking Holdings	4,892	[b]	8,426,079
CarMax	19,225	[a,b]	1,205,984
Dollar General	28,287		3,057,259
Dollar Tree	24,686	[b]	2,229,640
eBay	96,721	[b]	2,714,958
Expedia Group	12,770		1,438,540
Foot Locker	12,212		649,678
Gap	21,479		553,299
Genuine Parts	14,986		1,438,956
Home Depot	119,147		20,471,838
Kohl's	17,145	[a]	1,137,399
L Brands	23,228		596,263
LKQ	32,255	[b]	765,411
Lowe's	84,734		7,826,032
Macy's	32,850	[a]	978,273
Nordstrom	12,475	[a]	581,460
O'Reilly Automotive	8,436	[b]	2,904,768
Ross Stores	39,535		3,289,312
Target	55,349		3,658,015
The TJX Companies	131,085		5,864,743
Tiffany & Co.	11,067		891,004

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Retailing - 6.3% (continued)
Tractor Supply	12,545		1,046,755
Ulta Salon Cosmetics & Fragrance	5,898	[b]	1,444,066
			142,897,842
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices	91,336	[a,b]	1,686,063
Analog Devices	39,376		3,379,642
Applied Materials	103,220		3,379,423
Broadcom	43,742		11,122,716
Intel	481,304		22,587,597
KLA-Tencor	16,410		1,468,531
Lam Research	16,470		2,242,720
Maxim Integrated Products	28,981		1,473,684
Microchip Technology	24,503	[a]	1,762,256
Micron Technology	118,369	[b]	3,755,848
NVIDIA	64,237		8,575,639
Qorvo	13,732	[b]	833,944
Qualcomm	127,202		7,239,066
Skyworks Solutions	18,595		1,246,237
Texas Instruments	101,707		9,611,311
Xilinx	26,783		2,281,108
			82,645,785
Software & Services - 10.8%
Accenture	67,050		9,454,720
Adobe	51,258	[b]	11,596,610
Akamai Technologies	17,429	[b]	1,064,563
Alliance Data Systems	5,143		771,861
ANSYS	9,172	[b]	1,311,046
Autodesk	23,305	[b]	2,997,256
Automatic Data Processing	46,156		6,051,975
Broadridge Financial Solutions	12,526		1,205,628
Cadence Design Systems	29,610	[b]	1,287,443
Citrix Systems	13,780		1,411,899
Cognizant Technology Solutions, Cl. A	60,505		3,840,857
DXC Technology	30,237		1,607,701
Fidelity National Information Services	34,255		3,512,850
Fiserv	42,154	[b]	3,097,897
FleetCor Technologies	9,515	[b]	1,767,126
Fortinet	15,106	[b]	1,063,916
Gartner	9,618	[a,b]	1,229,565
Global Payments	16,932		1,746,197
International Business Machines	95,532		10,859,122
Intuit	27,018		5,318,493
Jack Henry & Associates	8,055		1,019,119

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Software & Services - 10.8% (continued)
Mastercard, Cl. A	95,562		18,027,771
Microsoft	814,079		82,686,004
Oracle	271,171		12,243,371
Paychex	33,714		2,196,467
PayPal Holdings	123,861	[b]	10,415,471
Red Hat	18,836	[b]	3,308,355
salesforce.com	80,496	[b]	11,025,537
Symantec	65,265		1,233,182
Synopsys	16,006	[b]	1,348,345
Total System Services	17,702		1,438,996
VeriSign	11,384	[b]	1,688,133
Visa, Cl. A	185,329	[a]	24,452,308
Western Union	48,471	[a]	826,915
			243,106,699
Technology Hardware & Equipment - 5.3%
Amphenol	31,453		2,548,322
Apple	475,623		75,024,772
Arista Networks	5,463	[b]	1,151,054
Cisco Systems	474,432		20,557,139
Corning	84,836		2,562,896
F5 Networks	6,631	[b]	1,074,421
FLIR Systems	14,297		622,491
Hewlett Packard Enterprise	153,822		2,031,989
HP	164,983		3,375,552
IPG Photonics	3,960	[b]	448,628
Juniper Networks	36,601		984,933
Keysight Technologies	19,551	[b]	1,213,726
Motorola Solutions	16,825		1,935,548
NetApp	26,678		1,591,876
Seagate Technology	28,223	[a]	1,089,126
TE Connectivity	36,731		2,777,966
Western Digital	31,153		1,151,726
Xerox	22,734		449,224
			120,591,389
Telecommunication Services - 2.1%
AT&T	766,560		21,877,622
CenturyLink	101,788		1,542,088
Verizon Communications	435,304		24,472,791
			47,892,501
Transportation - 2.0%
Alaska Air Group	12,955		788,312
American Airlines Group	43,966		1,411,748
CH Robinson Worldwide	14,255		1,198,703

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Transportation - 2.0% (continued)
CSX	84,698		5,262,287
Delta Air Lines	66,037		3,295,246
Expeditors International of Washington	17,944		1,221,807
FedEx	25,408		4,099,073
J.B. Hunt Transport Services	9,078		844,617
Kansas City Southern	10,358		988,671
Norfolk Southern	28,784		4,304,359
Southwest Airlines	53,616		2,492,072
Union Pacific	77,396		10,698,449
United Continental Holdings	24,585	[b]	2,058,502
United Parcel Service, Cl. B	73,205		7,139,684
			45,803,530
Utilities - 3.3%
AES	66,868		966,911
Alliant Energy	24,013		1,014,549
Ameren	25,769		1,680,912
American Electric Power	51,367		3,839,170
American Water Works	18,830		1,709,199
CenterPoint Energy	52,220		1,474,171
CMS Energy	29,823		1,480,712
Consolidated Edison	33,145		2,534,267
Dominion Resources	68,882		4,922,308
DTE Energy	18,823		2,076,177
Duke Energy	74,417		6,422,187
Edison International	34,214		1,942,329
Entergy	19,236		1,655,643
Evergy	28,692		1,628,845
Eversource Energy	33,807		2,198,807
Exelon	100,746		4,543,645
FirstEnergy	51,621		1,938,369
NextEra Energy	50,276		8,738,974
NiSource	38,527		976,659
NRG Energy	31,903		1,263,359
PG&E	54,666	[b]	1,298,318
Pinnacle West Capital	11,763		1,002,208
PPL	74,530		2,111,435
Public Service Enterprise Group	53,173		2,767,655
SCANA	15,187		725,635
Sempra Energy	29,122	[a]	3,150,709
Southern	107,404		4,717,184
WEC Energy Group	32,730		2,266,880

STATEMENT OF INVESTMENTS (continued)

Description		Shares		Value ($)
Common Stocks - 98.1% (continued)
Utilities - 3.3% (continued)
Xcel Energy		54,054		2,663,241
				73,710,458
Total Common Stocks (cost $855,176,134)				2,218,356,989
		Principal Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
2.39%, 3/7/19 (cost $2,469,479)		2,480,000	[d,e]	2,469,332
	1-Day Yield (%)	Shares
Investment Companies - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $44,784,965)	2.32	44,784,965	[f]	44,784,965

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $528,028)	2.69	528,028	[f]	528,028
Total Investments (cost $902,958,606)		100.2%		2,266,139,314
Liabilities, Less Cash and Receivables		(.2%)		(4,230,212)
Net Assets		100.0%		2,261,909,102

a Security, or portion thereof, on loan. At December 31, 2018, the value of the fund’s securities on loan was $52,565,954 and the value of the collateral held by the fund was $53,207,486, consisting of cash collateral of $528,028 and U.S. Government & Agency securities valued at $52,679,458.

b Non-income producing security.

c Investment in real estate investment trust.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	19.7
Health Care	15.2
Financials	13.2
Communication Services	9.9
Consumer Discretionary	9.7
Industrials	9.0
Consumer Staples	7.3
Energy	5.2
Utilities	3.3
Real Estate	2.9
Materials	2.7
Investment Companies	2.0
Government	.1
100.2

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS

Registered Investment Company	Value 12/31/17($)	Purchases($)	Sales($)	Value 12/31/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	39,341,583	328,753,987	323,310,605	44,784,965	2.0	375,452
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	7,574,859	34,335,351	41,382,182	528,028.0		-
Total	46,916,442	363,089,338	364,692,787	45,312,993	2.0	375,452

See notes to financial statements.

STATEMENT OF FUTURES
December 31, 2018

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	391	3/19	48,903,824	48,976,660	72,836
Gross Unrealized Appreciation				72,836

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $52,565,954)—Note 1(b):
Unaffiliated issuers	857,645,613	2,220,826,321
Affiliated issuers	45,312,993	45,312,993
Dividends and securities lending income receivable		2,656,036
Receivable for investment securities sold		610,647
Receivable for futures variation margin—Note 4		388,891
Receivable for shares of Common Stock subscribed		370,244
Cash collateral held by broker—Note 4		197
Prepaid expenses		9,195
		2,270,174,524
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		528,835
Payable for shares of Common Stock redeemed		5,483,776
Payable for investment securities purchased		1,499,425
Liability for securities on loan—Note 1(b)		528,028
Directors fees and expenses payable		38,213
Accrued expenses		187,145
		8,265,422
Net Assets ($)		2,261,909,102
Composition of Net Assets ($):
Paid-in capital		804,834,010
Total distributable earnings (loss)		1,457,075,092
Net Assets ($)		2,261,909,102

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	2,089,484,895	172,424,207
Shares Outstanding	42,658,579	3,515,505
Net Asset Value Per Share ($)	48.98	49.05

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2018

Investment Income ($):
Income:
Cash dividends (net of $2,095 foreign taxes withheld at source):
Unaffiliated issuers	48,370,484
Affiliated issuers	375,452
Income from securities lending—Note 1(b)	91,443
Interest	21,962
Total Income	48,859,341
Expenses:
Management fee—Note 3(a)	6,237,780
Distribution fees—Note 3(b)	502,807
Directors’ fees and expenses—Note 3(d)	223,478
Prospectus and shareholders’ reports	123,139
Professional fees	90,833
Loan commitment fees—Note 2	57,568
Shareholder servicing costs—Note 3(c)	4,762
Interest expense—Note 2	2,938
Miscellaneous	106,975
Total Expenses	7,350,280
Investment Income—Net	41,509,061
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	131,119,464
Net realized gain (loss) on futures	(1,503,792)
Net Realized Gain (Loss)	129,615,672
Net unrealized appreciation (depreciation) on investments	(267,761,616)
Net unrealized appreciation (depreciation) on futures	(250,763)
Net Unrealized Appreciation (Depreciation)	(268,012,379)
Net Realized and Unrealized Gain (Loss) on Investments	(138,396,707)
Net (Decrease) in Net Assets Resulting from Operations	(96,887,646)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2018	2017[a]
Operations ($):
Investment income—net	41,509,061	40,201,868
Net realized gain (loss) on investments	129,615,672	58,319,174
Net unrealized appreciation (depreciation) on investments	(268,012,379)	364,176,835
Net Increase (Decrease) in Net Assets Resulting from Operations	(96,887,646)	462,697,877
Distributions ($):
Distributions to shareholders:
Initial Shares	(91,983,099)	(87,542,630)
Service Shares	(7,398,303)	(7,813,070)
Total Distributions	(99,381,402)	(95,355,700)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	330,404,029	330,265,209
Service Shares	6,256,745	5,490,066
Distributions reinvested:
Initial Shares	91,983,099	87,542,630
Service Shares	7,398,303	7,813,070
Cost of shares redeemed:
Initial Shares	(496,870,696)	(410,263,974)
Service Shares	(34,698,540)	(36,621,638)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(95,527,060)	(15,774,637)
Total Increase (Decrease) in Net Assets	(291,796,108)	351,567,540
Net Assets ($):
Beginning of Period	2,553,705,210	2,202,137,670
End of Period	2,261,909,102	2,553,705,210
Capital Share Transactions (Shares):
Initial Shares
Shares sold	6,237,412	6,720,657
Shares issued for distributions reinvested	1,769,164	1,811,821
Shares redeemed	(9,197,291)	(8,326,728)
Net Increase (Decrease) in Shares Outstanding	(1,190,715)	205,750
Service Shares
Shares sold	115,243	111,594
Shares issued for distributions reinvested	142,206	162,007
Shares redeemed	(640,906)	(745,122)
Net Increase (Decrease) in Shares Outstanding	(383,457)	(471,521)

[a] Distributions to shareholders include $37,288,688 Initial shares and $2,942,855 Service shares of distributions from net investment income and $50,253,942 Initial shares and $4,870,215 Service shares distributions from net realized gains. Undistributed investment income—net was $703,875 in 2017 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Year Ended December 31,
Initial Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	53.48	45.86	43.42	44.99	40.84
Investment Operations:
Investment income—net[a]	.89	.85	.83	.80	.74
Net realized and unrealized gain (loss) on investments	(3.27)	8.79	4.04	(.32)	4.65
Total from Investment Operations	(2.38)	9.64	4.87	.48	5.39
Distributions:
Dividends from investment income—net	(.90)	(.85)	(.88)	(.81)	(.75)
Dividends from net realized gain on investments	(1.22)	(1.17)	(1.55)	(1.24)	(.49)
Total Distributions	(2.12)	(2.02)	(2.43)	(2.05)	(1.24)
Net asset value, end of period	48.98	53.48	45.86	43.42	44.99
Total Return (%)	(4.63)	21.53	11.71	1.11	13.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27	.27	.27	.27	.27
Ratio of net expenses to average net assets	.27	.27	.27	.27	.27
Ratio of net investment income to average net assets	1.65	1.71	1.91	1.81	1.76
Portfolio Turnover Rate	3.69	2.90	3.87	3.74	1.59
Net Assets, end of period ($ x 1,000)	2,089,485	2,344,944	2,001,468	1,880,694	1,955,325

a Based on average shares outstanding.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Service Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	53.54	45.91	43.47	45.03	40.89
Investment Operations:
Investment income—net[a]	.76	.72	.72	.69	.64
Net realized and unrealized gain (loss) on investments	(3.27)	8.81	4.04	(.31)	4.63
Total from Investment Operations	(2.51)	9.53	4.76	.38	5.27
Distributions:
Dividends from investment income—net	(.76)	(.73)	(.77)	(.70)	(.64)
Dividends from net realized gain on investments	(1.22)	(1.17)	(1.55)	(1.24)	(.49)
Total Distributions	(1.98)	(1.90)	(2.32)	(1.94)	(1.13)
Net asset value, end of period	49.05	53.54	45.91	43.47	45.03
Total Return (%)	(4.85)	21.22	11.44	.86	13.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52	.52	.52	.52	.52
Ratio of net expenses to average net assets	.52	.52	.52	.52	.52
Ratio of net investment income to average net assets	1.40	1.46	1.66	1.56	1.50
Portfolio Turnover Rate	3.69	2.90	3.87	3.74	1.59
Net Assets, end of period ($ x 1,000)	172,424	208,762	200,670	203,044	234,542

a Based on average shares outstanding.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the total return of the S&P 500® Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective January 31, 2018, BNY Mellon Asset Management North America Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s index manager. BNY Mellon Asset Management North America Corporation is a specialist multi-asset investment manager formed by the combination of certain BNY Mellon affiliated investment management firms, including Mellon Capital Management Corporation which serviced as the fund’s index manager prior to January 31, 2018.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of December 31, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities- Common Stocks†	2,218,356,989	-	-	2,218,356,989
Investment Companies	45,312,993	-	-	45,312,993
U.S. Treasury	-	2,469,332	-	2,469,332
Other Financial Instruments:
Futures††	72,836	-	-	72,836

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end, but only variation margin on exchanged traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities..

At December 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2018, The Bank of New York Mellon earned $17,071 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2018, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $662,869, undistributed capital gains $126,481,341 and unrealized appreciation $1,329,784,697.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2018 and December 31, 2017 were as

NOTES TO FINANCIAL STATEMENTS (continued)

follows: ordinary income $45,258,635 and $42,151,900, and long-term capital gains $54,122,767 and $53,203,800, respectively.

(f) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed long-term open-end funds in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to the Dreyfus Floating Rate Income Fund, a series of The Dreyfus/Laurel Funds, Inc. Prior to October 3, 2018, the unsecured credit facility with Citibank, N.A. was $830 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2018 was approximately $92,900 with a related weighted average annualized interest rate of 3.16%.

NOTE 3—Management Fee, Index-Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to an index-management agreement (the “Index Agreement”), Dreyfus has agreed to pay BNY Mellon Asset Management North America Corporation a monthly index-management fee at the annual rate of .095%

of the value of the fund’s average daily net assets. Pursuant to the Index Agreement, BNY Mellon Asset Management North America Corporation pays the Custodian for its services to the fund.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2018, Service shares were charged $502,807 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended December 31, 2018, Initial shares were charged 3,191 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2018, the fund was charged $1,499 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

During the period ended December 31, 2018, the fund was charged $12,774 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

NOTES TO FINANCIAL STATEMENTS (continued)

$481,792, Distribution Plan fees $37,771, Chief Compliance Officer fees $6,289 and transfer agency fees $2,983.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended December 31, 2018, amounted to $92,621,654 and $251,141,691, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended December 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at December 31, 2018 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2018:

Average Market Value ($)
Equity futures	26,831,223

At December 31, 2018, the cost of investments for federal income tax purposes was $936,354,617; accordingly, accumulated net unrealized appreciation on investments was $1,329,784,697, consisting of

$1,417,396,184 gross unrealized appreciation and $87,611,487 gross unrealized depreciation.

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”).

The State Law Cases: The Tribune LBO was executed in two-steps - a voluntary tender offer in June 2007, and a mandatory go-private merger in December 2007. In 2008, approximately one year after the LBO was concluded, Tribune filed for bankruptcy protection under Chapter 11 of the Bankruptcy Code (the “Code”). Beginning in June 2011, Tribune creditors filed complaints in various courts throughout the country, which alleged that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims (collectively, “the state law cases”). The state law cases were consolidated for pre-trial proceedings in the United States District Court for the Southern District of New York, in a case styled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On November 6, 2012, the defendants filed a motion to dismiss most of the cases in the Tribune MDL. On September 23, 2013, the Court dismissed 50 cases, including at least one case in which the fund was a defendant. On September 30, 2013, plaintiffs appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. On March 29, 2016, the Second Circuit affirmed the dismissal on the ground that the plaintiffs’ claims were preempted by section 546(e) of the Code, which exempts qualified transfers that were made “… by or to (or for the benefit of),” among other specified entities, “a financial institution …” On September 9, 2016, Plaintiffs filed a petition for certiorari to the U.S. Supreme Court.

During the pendency of the plaintiffs’ cert. petition, the Supreme Court agreed to hear the appeal of Merit Management Group, LP v. FTI Consulting, Inc. (“Merit Mgmt.”), a Seventh Circuit case that concerned the scope of Section 546(e) of the Code. In contrast to the Second Circuit, the Seventh Circuit had held that Section 546(e) does not exempt qualified transfers from avoidance that passed through “financial institutions.”

On February 27, 2018, the Supreme Court affirmed the Seventh Circuit’s decision. Noting that “the parties … d[id] not contend that either the debtor or petitioner … qualified as a ‘financial institution,’” the Court

NOTES TO FINANCIAL STATEMENTS (continued)

declined to address the effect that such an assertion would have had on the application Section 546(e). While the Merit Mgmt. decision likely will make it more difficult for some defendants to assert a defense under Section 546(e), the decision appears to be less consequential for registered investment company defendants, such as the Dreyfus Fund defendants, which are specifically defined as “financial institutions” under Section 101(22)(B) of the Code.

On April 3, 2018, Justices Kennedy and Thomas issued a Statement stating that “consideration of [the petition for certiorari filed by the Tribune plaintiffs] will be deferred for an additional period of time” to allow the Second Circuit or the District Court to consider whether to vacate the earlier judgment or provide other relief in light of Merit Mgmt. On April 10, 2018, the plaintiffs/appellants moved the Second Circuit to recall its mandate, vacate its decision, and remand the case to the district court for further proceedings. The defendants’ filed an opposition brief on April 20, 2018; plaintiffs/appellants filed their reply on April 27, 2018. On May 15, 2018, the Second Circuit issued an Order stating that “the mandate in this case is recalled in anticipation of further panel review.” As of February 6, 2019, there has been no subsequent activity in the state law cases.

The FitzSimons Litigation: On November 1, 2010, a case styled The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Adv. Pro. No-10-54010(KJC) was filed in the United States Bankruptcy Court for the District of Delaware. (“the FitzSimons Litigation”). The case was subsequently transferred to the Tribune MDL. Count One of the multi-count Complaint sought recovery of alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, that participated in the Tribune LBO. On January 10, 2013, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee. The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint, which did not change the legal basis of the claims against the Shareholder Defendants. On May 23, 2014, the defendants filed a motion to dismiss Count One against the Shareholder Defendants, which the Court granted on January 9, 2017. The plaintiff then sought leave to file an interlocutory appeal. On February 23, 2017, the Court entered an order stating that it would permit the plaintiff to file an interlocutory appeal after the Court decided other pending motions.

On March 8, 2018, following the U.S. Supreme Court’s decision in Merit Management, the Plaintiff in the FitzSimons Litigation submitted a letter to the Court seeking permission to file another amended complaint or a motion for leave to amend in order to add a claim of constructive fraudulent transfer. On June 18, 2018, the Court issued an order staying the Trustee’s request pending further action by the Second Circuit in the state law cases. The Court also ordered counsel for all of the parties to file a joint letter “indicating how they wish to proceed with respect to a potential global resolution of this multi-district litigation.” On July 9, 2018, the parties submitted the joint letter requested by the Court expressing their views regarding a potential mediation. On November 30, 2018, the Court issued an Opinion and Order resolving the remaining motions by dismissing most, but not all, of the claims asserted against the individual defendants. After Judge Richard J. Sullivan issued the Opinion and Order, the U.S. Judicial Panel on Multidistrict Litigation reassigned the entire litigation to Judge Denise Cote. As of February 6, 2019, there has been no subsequent activity in FitzSimons Litigation.

At this stage in the proceedings, management does not believe that a loss is probable and, in any event, is unable to reasonably estimate the possible loss that may result.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of Dreyfus Stock Index Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Stock Index Fund, Inc. (the “Fund”), including the statements of investments, investments in affiliated issuers and futures, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
February 11, 2019

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended December 31, 2018 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2019 of the percentage applicable to the preparation of their 2018 income tax returns. Also, the fund hereby reports $.0770 per share as a short-term capital gain distribution and $1.1472 per share as a long-term capital gain distribution paid on March 29, 2018.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (75)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 122

———————

Peggy C. Davis (75)
Board Member (2006)
Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 45

———————

David P. Feldman (79)
Board Member (1996)
Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 31

———————

Joan Gulley (71)
Board Member (2017)
Principal Occupation During Past 5 Years:

• PNC Financial Services Group, Inc.(1993-2014), Executive Vice President and Chief Human Resources Officer and Executive Committee Member (2008-2014)

No. of Portfolios for which Board Member Serves: 52

———————

Ehud Houminer (78)
Board Member (1993)
Principal Occupation During Past 5 Years:

• Board of Overseers at the Columbia Business School, Columbia University (1992-present)

• Trustee, Ben Gurion University

No. of Portfolios for which Board Member Serves: 52

———————

Lynn Martin (79)
Board Member (2012)
Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

No. of Portfolios for which Board Member Serves: 31

———————

Robin A. Melvin (55)
Board Member (2012)
Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

No. of Portfolios for which Board Member Serves: 99

———————

Dr. Martin Peretz (79)
Board Member (2006)
Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Lecturer at Harvard University (1968-2010)

No. of Portfolios for which Board Member Serves: 31

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 122 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since December 1996.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 until August 2015. She is an officer of 63 investment companies (comprised of 147 portfolios) managed by Dreyfus. She is 31 years old and has been an employee of the Manager since October 2016.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, from March 2013 to December 2017, Senior Counsel of BNY Mellon. She is an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since September 2003.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014. She is an officer of 63 investment companies (comprised of 147 portfolios) managed by Dreyfus. She is 33 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since September 2003.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since April 1985.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since September 2003.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager, the Dreyfus Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 147 portfolios). He is 61 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 141 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Distributor since 1997.

For More Information

Dreyfus Stock Index Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Index Fund Manager

BNY Mellon Asset Management
North America Corporation

BNY Mellon Center
One Boston Place
Boston, MA 02108-4408

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation 0763AR1218

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $34,702 in 2017 and $35,222 in 2018.

(b)  Audit-Related Fees.  The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $11,104 in 2017 and $10,016 in 2018.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2017 and $0 in 2018.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,503 in 2017 and $4,482 in 2018.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2017 and $0 in 2018

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $24 in 2017 and $26 in 2018.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2017 and $0 in 2018.

(e)(1)  Audit Committee Pre-Approval Policies and Procedures.  The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2)  Note.  None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $31,379,272 in 2017 and $53,294,289 in 2018.

Auditor Independence.  The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 8, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 8, 2019

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)